Indebtedness	6 Months Ended
Jun. 30, 2026
Indebtedness [Abstract]
INDEBTEDNESS

12. INDEBTEDNESS

As at,	June 30, 2026	December 31, 2025
Telesat GEO Financing
Term Loan B – U.S. Facility(1) (June 30, 2026 and December 31, 2025 – US$1,320,531)	$1,874,625	$1,812,296
2027 Senior Unsecured Notes(2) (June 30, 2026 and December 31, 2025 – US$213,035)	302,424	292,369
2026 Senior Secured Notes(3) (June 30, 2026 and December 31, 2025 – US$387,047)	549,452	531,183
2027 Senior Secured Notes(4) (June 30, 2026 and December 31, 2025 – US$224,995)	319,403	308,783
Telesat Lightspeed Financing
Government of Canada Telesat Lightspeed Financing(5)	820,976	603,376
Government of Quebec Telesat Lightspeed Financing(5)	153,454	112,780
	4,020,334	3,660,787
Deferred financing costs, prepayment options, warrants and loss on repayment	(226,167)	(167,180)
	3,794,167	3,493,607
Less: current indebtedness	(2,742,738)	(2,341,145)
Long-term indebtedness	$1,051,429	$1,152,462

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(1)      On December 6, 2019, Telesat GEO entered into a new amended and restated Credit Agreement with a syndicate of banks which provides for the extension of credit under the Senior Secured Credit Facilities (“Senior Secured Credit Facilities”). The Senior Secured Credit Facilities are comprised of two tranches — a revolving credit facility of up to $200.0 million US dollars which matured in December 2024 and Term Loan B — U.S. Facility of US$1,908.5 million maturing in December 2026. During the three and six months ended June 30, 2026 and June 30, 2025, there were no repurchases of debt.

(2)      On October 11, 2019, Telesat GEO issued, through a private placement, US$550 million of 6.5% Senior Unsecured Notes, maturing in October 2027 (“2027 Senior Unsecured Notes”).

During the three and six months ended June 30, 2025, Telesat repurchased 2027 Senior Unsecured Notes, with a principal amount of $11.4 million (US$8.2 million) in exchange for $4.5 million (US$3.3 million). There were no repurchases of debt during the three and six months ended June 30, 2026.

(3)      On April 27, 2021, Telesat GEO issued, through a private placement, US$500 million in aggregate principal amount of 5.625% Senior Secured Notes maturing in December 2026 (“2026 Senior Secured Notes”). During the three and six months ended June 30, 2026 and June 30, 2025, there were no repurchases of debt.

(4)      On December 6, 2019, Telesat GEO issued, through a private placement, US$400 million 4.875% Senior Secured Notes, maturing in June 2027 (“2027 Senior Secured Notes”). During the three and six months ended June 30, 2026 and June 30, 2025, there were no repurchases of debt.

(5)      On September 13, 2024, as amended on September 12, 2025, Telesat LEO entered into loan agreements with 16342451 Canada Inc., a subsidiary of Canada Development Investment Corporation (“Government of Canada”) and Investissement Quebec (“Government of Quebec”), for senior secured non-revolving delayed draw term loan facilities in the principal amount of $2,140 million and $400 million, respectively (“Telesat Lightspeed Financing”). Two advances were received during the six months ended June 30, 2026, totaling $193.8 million from the Government of Canada and $36.2 million from the Government of Quebec; of which $84.3 million and $15.7 million were received from the Government of Canada and Government of Quebec, respectively, during the three months ended June 30, 2026. The debt balances include $54.4 million of interest that was added to the principal balance of the loan.

Telesat Lightspeed Financing Warrants

During 2024, as consideration for making available the loan facility, Telesat LEO entered into agreements with the lenders that irrevocably grant warrants equivalent to 11.87% of the equity of Telesat LEO on a fully diluted basis (“Telesat Lightspeed Financing Warrants”), which were fair valued upon the completion of the conditions precedent. In connection with a corporate reorganization of Telesat LEO completed in September 2025, the Telesat Lightspeed Financing Warrants became exercisable for 11.87% of the limited partnership units of a Lightspeed LEO Limited Partnership which holds all of the Telesat LEO shares.

The Telesat Lightspeed Financing Warrants are exercisable, in whole or in part, using a cash or cashless exercise feature (at the sole discretion of holder), at any time after the second anniversary of the original date of issuance of the warrants (November 15, 2026) and up to 10 years from the issuance date (November 15, 2034) subject to certain terms and conditions of the warrant agreement. The standard cash exercise of the warrants meets the definition of gross-settled equity instruments; on the other hand, if the cashless exercise is used, the number of units will vary depending on fair market value of the Lightspeed LEO Limited Partnership units at the time of exercise. Consequently, the Telesat Lightspeed Financing Warrants fail to meet fixed-for-fixed criteria for equity classification and have been designated at fair value through profit and loss classified as a Level 3 instrument (Note 19).

Deferred Financing Charges

Deferred financing charges include the debt issue costs associated with the Telesat Lightspeed Financing and the initial value of the Telesat Lightspeed Financing Warrants granted to the Government of Canada and the Government of Quebec. As drawdowns are made against the Telesat Lightspeed Financing, the proportional amount of the deferred financing charges will be transferred to debt issue costs against the long-term indebtedness and amortized to interest expense using the effective interest method.

The activity in deferred financing charges for the six months ended June 30, 2026 is as follows:

	Telesat Lightspeed Financing Warrants	Debt issue costs	Total
As at December 31, 2025	$429,100	$26,834	$455,934
Transferred to debt issue costs	(55,182)	(3,450)	(58,632)
Impact of foreign exchange	14,758	922	15,680
As at June 30, 2026	$388,676	$24,306	$412,982